INTEREST IN OTHER ENTITIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Waterbury Lake Uranium Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Ownership interest, joint operations	60.00%	60.00%
Participating interest	100.00%
Accounting method	Voting Share
Waterbury Lake Uranium LP
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Ownership interest, joint operations	66.90%	66.57%
Participating interest	100.00%
Accounting method	Voting Share
Wheeler River Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements	Canada
Ownership interest, key contractual arrangements	90.00%	90.00%
Participating interest	90.00%
Accounting method	Denison Share
Midwest Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements	Canada
Ownership interest, key contractual arrangements	25.17%	25.17%
Participating interest	25.17%
Accounting method	Denison Share
Mann Lake Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements	Canada
Ownership interest, key contractual arrangements	30.00%	30.00%
Participating interest	0.00%
Accounting method	Denison Share
Wolly Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements	Canada
Ownership interest, key contractual arrangements	21.89%	21.89%
Participating interest	0.00%
Accounting method	Denison Share
McClean Lake Joint Venture
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, key contractual arrangements	Canada
Ownership interest, key contractual arrangements	22.50%	22.50%
Participating interest	22.50%
Accounting method	Denison Share
Denison Mines Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	100.00%
Accounting method	Consolidation
Denison AB Holdings Corp.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	100.00%
Accounting method	Consolidation
Denison Waterbury Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	100.00%
Accounting method	Consolidation
9373721 Canada Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	100.00%
Accounting method	Consolidation
Denison Mines (Bermuda) I Ltd
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesJointOperationAndContractualArrangementsLineItems [Line Items]
Place of business, subsidiaries	Bermuda
Ownership interest, subsidiaries	100.00%	100.00%
Accounting method	Consolidation